Related Party Disclosures - Summary of Amounts Incurred by Entity for Provision of Key Management Personnel Services (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities [Line Items]
Key management personnel compensation salaries and other short-term employee benefits	£ 21	£ 24	£ 18
Key management personnel compensation post-employment benefits	4	5	3
Key management personnel compensation share-based payments	18	16	12
Key management personnel compensation - total	43	45	33
Salary; fees; benefits; incentives
– salary	2,211	2,122	2,057
– fees	1,772	1,702	1,696
– taxable benefits	846	709	563
– short-term incentives	5,031	4,689	4,622
– long-term incentives	5,300	10,192	4,483
Sub-total	15,160	19,414	13,421
Pension; other emoluments
– pension	921	612	634
– other emoluments	50	50	44
Sub-total	971	662	678
Total emoluments	16,131	20,076	14,099
Executive Directors [Member]
Salary; fees; benefits; incentives
– salary	2,211	2,122	2,057
– taxable benefits	427	385	335
– short-term incentives	5,031	4,689	4,622
– long-term incentives	5,300	10,192	4,483
Sub-total	12,969	17,388	11,497
Pension; other emoluments
– pension	921	612	634
– other emoluments	50	50	44
Sub-total	971	662	678
Total emoluments	13,940	18,050	12,175
Chairman [Member]
Salary; fees; benefits; incentives
– fees	680	660	645
– taxable benefits	116	129	106
Sub-total	796	789	751
Pension; other emoluments
Total emoluments	796	789	751
Non-Executive Directors [Member]
Salary; fees; benefits; incentives
– fees	1,092	1,042	1,051
– taxable benefits	303	195	122
Sub-total	1,395	1,237	1,173
Pension; other emoluments
Total emoluments	£ 1,395	£ 1,237	£ 1,173